Shareholder Report, Line Graph (Details) DFHA_DFA Global Core Plus Fixed Income Portfolio_Institutional_TSR Annual {Institutional} - USD ($)									12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Jan. 11, 2018	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name									DFA Global Core Plus Fixed Income Portfolio – Institutional
Accumulated Value	$ 11,328	$ 10,061	$ 9,693	$ 11,780	$ 11,806	$ 11,170	$ 9,944	$ 10,000	$ 12,081
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Global Aggregate Bond Index (hedged to USD)
Accumulated Value	$ 11,273	$ 10,256	$ 10,082	$ 11,473	$ 11,569	$ 11,090	$ 10,020	$ 10,000	$ 11,870